Income Taxes - Components of Income Tax Expense (Benefit) From Operations (Detail) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Components Of Income Tax Expense Benefit Continuing Operations [Abstract]
U.S. Federal, Current			$ 28.6	$ 41.3	$ 34.2
U.S. State and Local, Current			9.0	12.1	10.5
Foreign, Current			3.5	3.8	3.2
Current income tax expense			41.1	57.2	47.9
U.S. Federal, Deferred			(3.1)	8.1	(10.6)
U.S. State and Local, Deferred			(0.4)	2.2	(3.0)
Foreign, Deferred			(2.4)	(0.1)	0.7
Deferred income tax expense (benefit)	$ (2.2)	$ (0.3)	(5.9)	10.2	(12.9)
Total	$ 6.8	$ 8.8	$ 35.2	$ 67.4	$ 35.0